Convertible Promissory Note, Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 12, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Promissory Note, Net (Details) [Line Items]
Principal amount	$ 1,000
Non-creditable upfront payment		$ 1,000		$ 1,000
Principal balance		$ 1,000		$ 1,000
Equity securities percentage		5.00%		5.00%
Interest rate						12.875%
Equivalent market interest						$ 787
Interest expense				$ 99	$ 93
Net liability				$ 979	880
Convertible Promissory Note [Member]
Convertible Promissory Note, Net (Details) [Line Items]
Equity securities percentage		3.00%		3.00%
Interest expense		$ 26	$ 24	$ 99	$ 93